Accounts and Other Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts and Other Receivables
ACCOUNTS AND OTHER RECEIVABLES

As of December 31, 2017 and 2016, accounts and other receivables consisted of the following (in millions):

	December 31,
	2017	2016
Trade receivables
SPL	$185	$88
Cheniere Marketing	163	121
Other accounts receivable	21	9
Total accounts and other receivables	$369	$218

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of SPL’s debt holders, SPL is required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the SPL Project and other restricted payments.